MERRILL LYNCH
DEVELOPING
CAPITAL MARKETS
FUND, INC.










FUND LOGO











Quarterly Report

March 31, 1997





Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.















Merrill Lynch
Developing
Capital Markets
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper





Merrill Lynch Developing Capital Markets Fund, Inc.



Asset Allocation
As a Percentage* of
Net Assets as of
March 31, 1997

Brazil              10.1%
Portugal             4.9%
France               1.7%
Hungary              3.2%
Czech Republic       0.2%
Netherlands          1.0%
Poland               1.5%
Russia               4.0%
Greece               1.9%
Turkey               0.6%
Pakistan             0.2%
India                6.3%
Thailand             2.3%
China                0.7%
South Korea          2.4%
Mexico               8.2%
Chile                0.7%
Argentina            3.5%
Italy                1.0%
Egypt                1.3%
South Africa         8.3%
Zimbabwe             1.6%
Israel               2.7%
Malaysia             9.7%
Indonesia            3.5%
Hong Kong            6.6%
Taiwan               1.5%
Australia            0.9%

[FN]
*Total may not equal 100%.





DEAR SHAREHOLDER



During the three-month period ended March 31, 1997, total returns for Merrill Lynch Developing Capital Markets Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +8.40%, +8.10%, +8.12% and +8.40%, respectively. The unmanaged Morgan Stanley Capital International Emerging Markets Free (Ex-Taiwan) Index rose 8.37% during the same period. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.) The Fund's performance benefited from its overweighted position in Hungary whose market had a total return of +24.17% for the March quarter. Also helping performance was the Fund's investments in Egypt, Russia and Zimbabwe whose markets rose 50.64%, 50.39% and 22.49%, respectively. Detrimental to performance was the Fund's investments in Hong Kong whose market dropped 8.78%.

Investment Review & Activities
Most of our Fund holdings got a boost from the January effect (stock markets often rise at the beginning of the year), combined with the renewed optimism of US investors toward emerging markets. We took profits in several of our holdings during the strong rallies in markets such as Russia, and reallocated to other markets, including South Africa, and built up the Fund's cash position. In March, when investors became convinced that monetary tightening by the US Federal Reserve Board was imminent, the prices of many of our stocks responded negatively.

During the quarter ended March 31, 1997, Latin American markets continued their recovery, benefiting from improving economic fundamentals and earnings prospects which were mainly positive. This region's markets rose 15.32%, on average, for the three-month period. The best-performing market was Brazil where, in addition to the aforementioned factors, the anticipation of favorable regulatory changes in the telecommunications and electricity sectors, and continued privatizations combined to drive a +21.85% return. The Argentine market rose 7.56% as economists revised upward their forecasts of economic growth this year. A new position in the Fund is Yacimientos Petroliferos Fiscales S.A. (YPF), an integrated oil and gas company. Maxus, a YPF subsidiary acquired in April 1995, was restructured. In our view, with a longer horizon, YPF stock is attractively valued, and the company has the scope to surprise positively as it benefits from the growing energy needs of Argentina's trading partners, from its operations in Venezuela, and from increased secondary recovery at its Argentine fields.

In Mexico, where the stock market rose +10.23%, economic activity was very strong in the last quarter of 1996, prompting higher growth expectations for 1997. We are skeptical that strong growth will be sustained in the upcoming months, but we view certain stocks in Mexico as being attractively valued. One example is the Fund's holding of Telefonos de Mexico, S.A. de C.V. We believe exaggerated fears of competition are not warranted in the near term, and we also like the cash generative ability of the company and management's active program to buy back the company's shares. We decreased the Fund's weighting in Latin America from 27.4% to 22.5% of net assets during the March quarter, as we took profits in Mexico and Brazil and redirected our investments to other markets.

Asian stock markets' performance ranged from lackluster to poor during the three months ended March 31, 1997. Of the larger markets, India's returns were among the highest, at +7.14%. At the end of February, the government of India unveiled a budget plus tax cuts and capital market reforms which boosted investor sentiment. However, by the end of the March quarter the Congress Party, which controls just over a quarter of the seats in the Indian Parliament, withdrew its support to the ruling coalition, thereby leading investors to question the feasibility of this budget. In India, we hold shares of Mahanagar Telephone Nigram Ltd., a fixed-line telecom operator in the major cities of Bombay and Delhi, and Housing Development Finance Corp., the country's leading home mortgage financier. In Thailand, stocks continued their decline, falling a further 14.24%. The market is still plagued by current account, currency and property market concerns. In February, the Thai stock market dropped to its lowest level since 1992. During the March quarter, the Fund's weighting in the Pacific Basin/Asia region declined from 39.8% of net assets to 34.1%.

The emerging markets in Europe had very sharp rallies during the quarter ended March 31, 1997. Russian stocks rose 50.38% (in US dollar terms). Powering this rally were new investors who bought aggressively whatever they could. Poland was also strong at the outset of the new year, following two years of superlative performance. However, corporate earnings came in lower than expected and dampened investors' enthusiasm. Nonetheless, despite already high stock valuations and a mediocre earnings growth outlook for Polish companies, the stock market rose 7.30%. For the March quarter, the Fund's weighting in Europe rose from 19.7% to 20.0%. We took profits in Russia and Poland, and increased investments in Portugal--a market whose defensive characteristics we like and where we believe that stocks offer good value. One of our holdings is Portugal Telecom S.A. (PT). The company's fixed-line service is enhanced by a rapidly growing cellular market, in which PT has a 50% market share. In addition, the company is aggressively rebalancing tariffs and upgrading its telecom infrastructure, and will be well-positioned ahead of liberalization at the turn of the century. PT's cash generation is currently 45% of sales and is expected to rise to 50% over the next two years. Cash flow growth is likely to be further enhanced because of Portugal's continually improving economic environment and PT's low debt.

Middle Eastern markets performed well during the quarter ended March 31, 1997. The Turkish market (+47.62%) rallied largely on the expectation that interest rates will decline because of a less onerous refinancing and debt servicing schedule, and the hope that some important companies would be privatized. This is an extremely volatile and speculative market. Although we believe that there are still many attractive values to be found, we are concerned that political factors might cause prices to decline. The Fund's investments in the Middle East rose slightly during the quarter, from 3.1% of net assets to 4.0%.

In South Africa (+14.16%), investor sentiment, which was overwhelmingly negative before the start of the year, reversed in January. Renewed investor optimism triggered portfolio investment inflows which supported the currency, the rand. At the same time, reasonably good inflation figures, and money supply and private sector credit results, led to forecasts of interest rate declines. Going forward, although the economy is slowing, events such as privatizations and the easing of foreign exchange controls should favor equity investments in South Africa. The Fund's investments in Africa rose from 6.8% to 9.9% of net assets for the three-month period ended March 31, 1997.

In Conclusion
We thank you for your continued interest in Merrill Lynch Developing Capital Markets Fund, Inc., and we look forward to discussing economic, stock market and portfolio developments with you in our upcoming annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Grace Pineda)
Grace Pineda
Vice President and Portfolio Manager




April 23, 1997





PERFORMANCE DATA



About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares
                                    Net Asset Value       Capital Gains
Period Covered                   Beginning      Ending     Distributed    Dividends Paid*      % Change**
9/1/89--12/31/89                  $ 9.60        $10.13        $0.004           $0.132            + 6.97%
1990                               10.13          9.04          --              0.640            - 5.33
1991                                9.04         10.89          --              0.252            +23.35
1992                               10.89         10.18         0.324            0.518            + 0.85
1993                               10.18         16.80         0.278            0.069            +68.96
1994                               16.80         13.90         0.653            0.447            -10.97
1995                               13.90         13.18          --              0.238            - 3.43
1996                               13.18         14.53         0.027            0.364            +13.30
1/1/97--3/31/97                    14.53         15.75          --               --              + 8.40
                                                              ------           ------
                                                        Total $1.286     Total $2.660

                                                        Cumulative total return as of 3/31/97: +124.78%**

Performance
Summary--
Class B Shares
                                    Net Asset Value       Capital Gains
Period Covered                   Beginning      Ending     Distributed    Dividends Paid*     % Change***
7/1/94--12/31/94                  $14.54        $13.86        $0.653           $0.412            + 2.36%
1995                               13.86         13.11          --              0.124            - 4.50
1996                               13.11         14.45         0.027            0.222            +12.17
1/1/97--3/31/97                    14.45         15.62          --               --              + 8.10
                                                              ------           ------
                                                        Total $0.680     Total $0.758

                                                        Cumulative total return as of 3/31/97: +18.54%***

Performance
Summary--
Class C Shares
                                    Net Asset Value       Capital Gains
Period Covered                   Beginning      Ending     Distributed    Dividends Paid*     % Change***
10/21/94--12/31/94                $16.71        $13.84        $0.653           $0.425            -10.98%
1995                               13.84         13.08          --              0.137            - 4.48
1996                               13.08         14.41         0.027            0.231            +12.20
1/1/97--3/31/97                    14.41         15.58          --               --              + 8.12
                                                              ------           ------
                                                        Total $0.680     Total $0.793

                                                         Cumulative total return as of 3/31/97: +3.15%***

Performance
Summary--
Class D Shares
                                    Net Asset Value       Capital Gains
Period Covered                   Beginning      Ending     Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $16.77        $13.90        $0.653           $0.442            -10.84%
1995                               13.90         13.17          --              0.214            - 3.68
1996                               13.17         14.52         0.027            0.324            +13.00
1/1/97--3/31/97                    14.52         15.74          --               --              + 8.40
                                                              ------           ------
                                                        Total $0.680     Total $0.980

                                                          Cumulative total return as of 3/31/97: +5.20%**

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
***Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                        +11.47%        + 5.62%
Five Years Ended 3/31/97                  +10.38         + 9.19
Inception (9/1/89) through 3/31/97        +11.28         +10.49

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                        +10.24%         +6.24%
Inception (7/1/94) to 3/31/97             + 6.38          +5.73

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 3/31/97                        +10.27%         +9.27%
Inception (10/21/94) to 3/31/97           + 1.28          +1.28

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 3/31/97                        +11.26%         +5.42%
Inception (10/21/94) to 3/31/97           + 2.10          -0.13

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.





PERFORMANCE DATA (concluded)



Recent
Performance
Results*
                                                                                              12 Month    3 Month
                                                                 3/31/97  12/31/96   3/31/96  % Change    % Change
ML Developing Capital Markets Fund Class A Shares                $15.75    $14.53    $14.52   + 8.68%(1)  +8.40%
ML Developing Capital Markets Fund Class B Shares                 15.62     14.45     14.42   + 8.53(1)   +8.10
ML Developing Capital Markets Fund Class C Shares                 15.58     14.41     14.39   + 8.48(1)   +8.12
ML Developing Capital Markets Fund Class D Shares                 15.74     14.52     14.50   + 8.76(1)   +8.40
ML Developing Capital Markets Fund Class A Shares--Total Return                               +11.48(2)   +8.40
ML Developing Capital Markets Fund Class B Shares--Total Return                               +10.24(3)   +8.10
ML Developing Capital Markets Fund Class C Shares--Total Return                               +10.27(4)   +8.12
ML Developing Capital Markets Fund Class D Shares--Total Return                               +11.26(5)   +8.40

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.027 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.364 per share ordinary income dividends and $0.027 per share captial gains distributions.
(3)Percent change includes reinvestment of $0.222 per share ordinary income dividends and $0.027 per share captial gains distributions.
(4)Percent change includes reinvestment of $0.231 per share ordinary income dividends and $0.027 per share captial gains distributions.
(5)Percent change includes reinvestment of $0.324 per share ordinary income dividends and $0.027 per share captial gains distributions.



SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                  Shares Held/                                                                        Percent of
AFRICA       Industries           Face Amount         Investments                           Cost             Value    Net Assets
South        Banking                 250,000  Nedcor Ltd. (Ordinary)                   $  4,281,780     $  4,780,493    0.5%
Africa

             Beverage                234,813  South African Breweries Ltd.                5,728,608        7,439,199    0.9
                                      84,260  South African Breweries Ltd. (ADR)(a)       2,000,320        2,662,616    0.3
                                                                                       ------------     ------------  ------
                                                                                          7,728,928       10,101,815    1.2

             Coal                    379,500  Ingwe Coal Corporation Ltd.                 2,721,557        2,499,083    0.3

             Diversified             847,400  Rembrandt Group Ltd.                        8,899,699        9,060,794    1.1
             Holdings                 23,100  Rembrandt Group Ltd. (ADR)(a)                 251,213          251,212    0.0
                                                                                       ------------     ------------  ------
                                                                                          9,150,912        9,312,006    1.1

             Financial                31,850  Anglo American Corporation of South
             Services                           Africa, Ltd. (ADR)(a)                     1,980,464        1,938,869    0.2
                                   1,607,800  First National Bank Holdings Ltd.          12,391,390        9,969,160    1.2
                                                                                       ------------     ------------  ------
                                                                                         14,371,854       11,908,029    1.4

             Foreign          ZAL 20,000,000  Republic of South Africa, 13% due           3,887,757        3,926,268    0.4
             Government                         8/31/2010
             Obligations

             Mining                  282,500  Beatrix Mines Ltd.                          2,492,063        1,662,141    0.2
                                     107,900  De Beers Centenary AG                       3,362,087        3,931,183    0.4
                                     142,000  De Beers Consolidated Mines Ltd.
                                                (ADR)(a)                                  3,858,078        5,005,500    0.6
                                     678,600  Gencor Ltd.                                 2,934,911        3,148,065    0.4
                                     795,700  Gencor Ltd. (ADR)(a)                        3,352,386        3,481,187    0.4
                                      40,743  Vaal Reefs Exploration & Mining Co.
                                                Ltd.                                      3,750,856        2,452,509    0.3
                                                                                       ------------     ------------  ------
                                                                                         19,750,381       19,680,585    2.3

             Newspaper/Publishing    465,000  Nasionale Pers Beperk (Class A)             4,353,714        4,840,462    0.6

             Retail                3,537,600  Pick'n Pay Stores Ltd.                      4,031,809        4,322,933    0.5

             Steel                     2,768  South Africa Iron & Steel Industrial
                                                Corp., Ltd.                                   2,483            2,255    0.0

                                              Total Investments in South Africa          70,281,175       71,373,929    8.3


Zimbabwe     Beverage & Tobacco    9,009,759  Delta Corporation Ltd.                      5,859,505       13,821,107    1.6

                                              Total Investments in Zimbabwe               5,859,505       13,821,107    1.6


                                              Total Investments in Africa                76,140,680       85,195,036    9.9


EUROPE


Czech        Broadcast--Media         58,500  Central European Media Enterprises
Republic                                        Ltd. (Class A)(GDR)(b)                    1,608,750        1,915,875    0.2

                                              Total Investments in the Czech
                                              Republic                                    1,608,750        1,915,875    0.2


France       Utilities--Water        105,239  Compagnie Generale des Eaux S.A.           11,392,731       14,377,683    1.7

                                              Total Investments in France                11,392,731       14,377,683    1.7


Greece       Banking                 189,035  Ergo Bank S.A. (Ordinary)                   6,980,186       12,056,144    1.4

             Beverage                122,660  Hellenic Bottling Co. S.A.                  2,854,032        3,997,360    0.5

                                              Total Investments in Greece                 9,834,218       16,053,504    1.9

Hungary      Banking                 207,000  OTP Bank (GDR)(b)                           4,240,860        4,709,250    0.5

             Health/Personal Care     73,700  Gedeon Richter Ltd. (GDR)(b)                2,433,751        4,716,800    0.6
                                      97,480  Gedeon Richter Ltd. (GDR)(b)                3,726,530        6,238,720    0.7
                                                                                       ------------     ------------  ------
                                                                                          6,160,281       10,955,520    1.3

             Oil & Related            61,000  Mol Magyar Olay-es Gazipari
                                                Reszvenytarsasag (GDR)(b)                   648,125        1,046,150    0.1
                                     319,000  Mol Magyar Olay-es Gazipari
                                                Reszvenytarsasag (GDR)(b)                 3,688,894        5,470,850    0.6
                                                                                       ------------     ------------  ------
                                                                                          4,337,019        6,517,000    0.7

             Telecommunications       15,540  Magyar TavKzlesi
                                                Reszvenytarsasag (Ordinary)               3,548,483        5,761,136    0.7

                                              Total Investments in Hungary               18,286,643       27,942,906    3.2


Italy        Automobiles           2,400,000  Fiat S.p.A.                                 7,073,725        7,653,430    0.9

             Broadcast--Media        321,000  Mediaset S.p.A.                             1,538,743        1,301,769    0.1

                                              Total Investments in Italy                  8,612,468        8,955,199    1.0


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                                                                                                                Percent of
(concluded)  Industries           Shares Held         Investments                           Cost             Value    Net Assets
Netherlands  Electronics              91,900  Philips Electronics N.V.                 $  3,740,578     $  4,300,134    0.5%
                                      91,900  Philips Electronics N.V. (NY
                                                Registered Shares)                        3,620,967        4,089,550    0.5

                                              Total Investments in the Netherlands        7,361,545        8,389,684    1.0


Poland       Automotive              309,611  T.C. Debica                                 5,492,554        8,208,619    0.9

             Banking                 665,104  Wielkopolski Bank Kredytowy S.A.            4,413,586        4,868,198    0.6

                                              Total Investments in Poland                 9,906,140       13,076,817    1.5

Portugal     Banking                  46,300  Banco Espirito Santo e Comercial
                                                de Lisboa S.A.                              873,420          895,906    0.1

             Building Products       713,514  Cimpor-Cimentos de Portugal S.A.           15,682,667       14,919,045    1.7

             Multi-Industry          254,041  Sonae Investimentos-SGPS S.A.               5,966,019        8,597,540    1.0

             Telecommunications      315,990  Portugal Telecom S.A.                      10,631,199       11,788,981    1.4
                                     156,300  Portugal Telecom S.A. (ADR)(a)              5,154,710        5,744,025    0.7
                                                                                       ------------     ------------  ------
                                                                                         15,785,909       17,533,006    2.1

                                              Total Investments in Portugal              38,308,015       41,945,497    4.9


Russia       Energy Sources          353,539  AO Mosenergo (ADR)(a)                      10,182,282       13,257,712    1.5
                                  15,820,000  Irkutskenergo (GDR)(b)                      1,994,233        4,065,740    0.5
                                                                                       ------------     ------------  ------
                                                                                         12,176,515       17,323,452    2.0

             Natural Gas             128,700  RAO Gazprom (ADR)(a)                        2,027,025        2,142,855    0.3

             Oil & Related           144,900  Lukoil Oil Company (ADR)(a)                 7,034,300        8,078,175    0.9

             Telecommunications    1,700,022  Rostelecom-RDC (Registered Shares)          7,527,250        6,630,086    0.8

                                              Total Investments in Russia                28,765,090       34,174,568    4.0


Turkey       Banking              12,130,000  Akbank T.A.S. (Ordinary)                      901,835          890,237    0.1

             Metal Fabricating    34,454,846  Eregli Demir Ve Celik Fabrikalari T.A.S.    4,409,936        4,658,250    0.5

                                              Total Investments in Turkey                 5,311,771        5,548,487    0.6


                                              Total Investments in Europe               139,387,371      172,380,220   20.0


LATIN
AMERICA


Argentina    Banking                 278,180  Bansud S.A. (Class B)                       3,203,199        3,922,966    0.5

             Oil & Related         1,194,490  Companhia Naviera Perez Companc
                                                S.A.C.F.I.M.F.A. (Class B)                6,859,310        9,234,885    1.0
                                     121,000  Yacimientos Petroliferos Fiscales
                                                S.A. (ADR)(a)                             3,222,629        3,206,500    0.4
                                                                                       ------------     ------------  ------
                                                                                         10,081,939       12,441,385    1.4

             Telecommunications      175,033  Telecom Argentina Stet--France
                                                Telecom S.A. (ADR)(a)                     8,103,208        8,051,518    0.9
                                     211,109  Telefonica de Argentina S.A. (ADR)(a)       6,086,231        6,201,327    0.7
                                                                                       ------------     ------------  ------
                                                                                         14,189,439       14,252,845    1.6

                                              Total Investments in Argentina             27,474,577       30,617,196    3.5


Brazil       Banking             861,174,679  Banco Bradesco S.A. (Preferred)             5,170,352        7,115,466    0.8
                                  42,567,626  Banco Nacional S.A. (Preferred)               892,993               40    0.0
                                                                                       ------------     ------------  ------
                                                                                          6,063,345        7,115,506    0.8

             Beverage             21,788,513  Companhia Cervejaria Brahma S.A.
                                                PN (Preferred)                            8,032,321       14,206,769    1.7

             Oil & Related        80,948,049  Petroleo Brasileiro S.A. (Preferred)       11,447,863       16,090,240    1.9

             Steel               150,433,000  Companhia Siderurgica Nacional S.A.         4,133,979        5,396,553    0.6
                               9,261,900,000  Usinas Siderurgicas de Minas
                                                Gerais--Usiminas S.A. (Preferred)         9,594,875       10,407,615    1.2
                                                                                       ------------     ------------  ------
                                                                                         13,728,854       15,804,168    1.8

             Telecommunications       92,387  Telecomunicacoes Brasileiras
                                                S.A.--Telebras (ADR)(a)                   4,860,107        9,458,119    1.1
                                 168,431,403  Telecomunicacoes Brasileiras
                                                S.A.--Telebras ON                         8,671,392       16,984,693    2.0
                                  12,342,256  Telecomunicacoes Brasileiras
                                                S.A.--Telebras PN (Preferred)               654,792        1,277,348    0.1
                                                                                       ------------     ------------  ------
                                                                                         14,186,291       27,720,160    3.2

             Utilities--          11,177,000  Centrais Electricas Brasileiras
             Electrical &                       S.A.--Eletrobras                          4,043,811        4,622,782    0.5
             Gas                   3,890,000  Centrais Electricas Brasileiras
                                                S.A.--Eletrobras (Preferred)              1,454,583        1,675,014    0.2
                                                                                       ------------     ------------  ------
                                                                                          5,498,394        6,297,796    0.7

                                              Total Investments in Brazil                58,957,068       87,234,639   10.1


Chile        Telecommunications      221,050  Compania de Telecomunicaciones de
                                                Chile S.A. (ADR)(a)                       5,187,319        6,355,187    0.7

                                              Total Investments in Chile                  5,187,319        6,355,187    0.7

Mexico       Building &            1,758,600  Apasco, S.A. de C.V.                        7,814,470       11,911,809    1.4
             Construction

             Financial Services       41,300  Banca Quadrum, S.A. de C.V. (ADR)(a)          613,737          129,062    0.0
                                         140  Grupo Financiero Inbursa, S.A. de
                                                C.V. (Class B)                                  529              493    0.0
                                                                                       ------------     ------------  ------
                                                                                            614,266          129,555    0.0

             Health/Personal       4,063,850  Kimberly-Clark de Mexico, S.A. de
             Care                               C.V. (Series A)                          10,737,183       16,428,657    1.9

             Multi-Industry        1,995,894  Grupo Carso, S.A. de C.V. 'A'              11,922,837       11,693,905    1.3
                                     348,900  Grupo Carso, S.A. de C.V. (ADR)(a)          4,028,200        4,055,962    0.5
                                                                                       ------------     ------------  ------
                                                                                         15,951,037       15,749,867    1.8

             Retail                1,175,301  Cifra, S.A. de C.V. 'A'                     1,542,051        1,595,136    0.2
                                     150,000  Cifra, S.A. de C.V. 'B' (ADR)(a)              202,080          204,000    0.0
                                   9,609,400  Cifra, S.A. de C.V. 'C'                    13,983,406       13,454,130    1.6
                                                                                       ------------     ------------  ------
                                                                                         15,727,537       15,253,266    1.8

             Telecommunications        4,000  Carso Global Telecom, S.A. de
                                                C.V. 'A-1'                                   10,540           12,109    0.0
                                     287,717  Telefonos de Mexico, S.A. de C.V.
                                                (ADR)(a)                                  9,214,741       11,077,104    1.3
                                                                                       ------------     ------------  ------
                                                                                          9,225,281       11,089,213    1.3

                                              Total Investments in Mexico                60,069,774       70,562,367    8.2


                                              Total Investments in Latin America        151,688,738      194,769,389   22.5


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
MIDDLE                            Shares Held/                                                                        Percent of
EAST         Industries           Face Amount         Investments                           Cost             Value    Net Assets
Egypt        Banking                 168,430  Commercial International Bank (Egypt)
                                                S.A.E.                                 $  1,992,666     $  4,058,674    0.5%
                                     248,789  Commercial International Bank (Egypt)
                                                S.A.E. (GDR)(b)                           2,954,369        5,560,434    0.6
                                                                                       ------------     ------------  ------
                                                                                          4,947,035        9,619,108    1.1

             Building Products        67,350  Torah Portland Cement Company               1,941,181        1,897,270    0.2

                                              Total Investments in Egypt                  6,888,216       11,516,378    1.3


Israel       Banking               3,043,266  Bank Hapoalim Ltd.                          4,838,495        6,012,849    0.7
                                   4,868,599  Bank Leumi Israel                           7,014,411        7,785,684    0.9
                                                                                       ------------     ------------  ------
                                                                                         11,852,906       13,798,533    1.6

             Merchandising            76,873  Blue Square Chain Stores Properties
                                                & Investments Ltd.                          438,729          740,812    0.1

             Multi-Industry           21,068  Koor Industries Ltd.                        1,846,752        1,942,689    0.2
                                      72,920  Koor Industries Ltd. (ADR)(a)               1,342,374        1,312,560    0.2
                                                                                       ------------     ------------  ------
                                                                                          3,189,126        3,255,249    0.4

             Retail                1,845,800  Super-Sol Ltd.                              5,002,527        5,313,123    0.6

                                              Total Investments in Israel                20,483,288       23,107,717    2.7


                                              Total Investments in the Middle East       27,371,504       34,624,095    4.0


PACIFIC BASIN/
ASIA


Australia    Merchandising           207,045  Amway Asia Pacific Ltd. (GDR)(b)            6,445,644        7,790,068    0.9

                                              Total Investments in Australia              6,445,644        7,790,068    0.9


China        Telecommunications    6,128,000  Eastern Communications Co., Ltd.
                                                (Class B)                                 5,096,624        6,213,792    0.7

                                              Total Investments in China                  5,096,624        6,213,792    0.7


Hong Kong    Banking                 414,317  Wing Hang Bank Ltd.                         1,529,613        1,818,001    0.2

             Financial Services      912,000  Peregrine Investments Holdings Ltd.         1,560,243        1,453,597    0.2

             Food                 25,091,000  C.P. Pokphand Co. Ltd. (Ordinary)           7,330,535        8,095,438    0.9
                                  53,212,900  Tingyi (Cayman Islands) Holdings, Co.      13,906,175       11,606,092    1.4
                                                                                       ------------     ------------  ------
                                                                                         21,236,710       19,701,530    2.3

             Industrial           21,456,000  Sinocan Holdings Ltd.                       8,111,885        8,099,477    0.9

             Real Estate          35,778,900  China Overseas Land & Investment Co.       11,297,315       19,393,609    2.3
                                   2,443,100  Hang Lung Development Company               5,166,361        4,429,961    0.5
                                                                                       ------------     ------------  ------
                                                                                         16,463,676       23,823,570    2.8

             Utilities--           4,880,000  Beijing Datang Power Generation
             Electric                           Company Ltd.                              1,603,898        1,952,378    0.2

                                              Total Investments in Hong Kong             50,506,025       56,848,553    6.6


India        Banking                 978,964  State Bank of India                         7,442,695        7,452,203    0.9

             Energy Sources        1,130,175  Bombay Suburban Electric Supply
                                                Co. Ltd.                                  6,037,348        6,276,998    0.7
                                      63,132  Bombay Suburban Electric Supply
                                                Co. Ltd. (GDR)(b)                         1,058,772        1,357,338    0.2
                                                                                       ------------     ------------  ------
                                                                                          7,096,120        7,634,336    0.9

             Financial Services      123,726  Housing Development Finance Corp.          10,138,030        9,496,135    1.1
                                   3,330,956  Industrial Credit & Investment
                                                Corporation of India Ltd.                11,468,459        5,252,554    0.6
                                                                                       ------------     ------------  ------
                                                                                         21,606,489       14,748,689    1.7

             Leisure & Tourism       410,875  East India Hotels Ltd.                      4,640,089        5,039,898    0.6

             Oil Services            609,000  Hindustan Petroleum Corporation Ltd.        6,435,838        6,127,393    0.7

             Consumer Goods &        580,000  Suraj Diamonds Ltd.                         1,522,715          400,642    0.0
             Recreation

             Telecommunications    1,652,000  Mahanagar Telephone Nigram Ltd.             8,369,020       11,111,694    1.3
                                     124,000  Videsh Sanchar Nigam Ltd. (GDR)(b)          2,046,000        2,176,200    0.2
                                                                                       ------------     ------------  ------
                                                                                         10,415,020       13,287,894    1.5

             Textiles                    300  JCT Ltd.                                          490               71    0.0
                                       6,971  Reliance Industries Ltd.                       44,206           49,953    0.0
                                                                                       ------------     ------------  ------
                                                                                             44,696           50,024    0.0

                                              Total Investments in India                 59,203,662       54,741,079    6.3

Indonesia    Automobiles             269,000  P.T. Astra International 'Foreign'            799,886          874,250    0.1

             Broadcasting &    US$ 4,645,000  P.T. Surya Citra Television, 4% due
             Publishing                         7/01/1997 (Convertible)                   4,856,085        4,648,265    0.5

             Forest Products       2,619,500  P.T. Indah Kiat Pulp & Paper Corp.
             & Paper                            'Foreign'                                 1,955,378        1,937,339    0.2

             Insurance             1,400,000  P.T. Lippo Life Insurance 'Foreign'         1,675,782        1,516,667    0.2

             Multi-Industry        5,118,000  P.T. Bimantara Citra                        5,711,762        6,610,750    0.8

             Real Estate           5,203,500  P.T. Ciputra Development                    3,856,885        4,661,469    0.6

             Telecommunications    3,590,500  P.T. Telekomunikasi Indonesia               5,463,605        5,497,953    0.6
                                     138,954  P.T. Telekomunikasi Indonesia (ADR)(a)      4,223,875        4,185,989    0.5
                                                                                       ------------     ------------  ------
                                                                                          9,687,480        9,683,942    1.1

                                              Total Investments in Indonesia             28,543,258       29,932,682    3.5


Malaysia     Airlines                839,000  Malaysian Airline System BHD                2,371,766        2,235,527    0.3

             Banking                 250,000  AMMB Holdings BHD                           2,429,648        2,079,128    0.2
                                     578,000  Commerce Asset Holding BHD                  3,712,883        4,060,234    0.5
                                     444,000  Malayan Banking BHD                         4,668,921        5,063,787    0.6
                                   3,616,000  Public Bank BHD 'Foreign'                   7,311,962        7,123,973    0.8
                                                                                       ------------     ------------  ------
                                                                                         18,123,414       18,327,122    2.1

             Broadcasting &        1,048,000  New Straits Times Press BHD                 5,107,457        6,431,005    0.7
             Publishing

             Building Materials      713,000  Hume Industries (Malaysia) BHD              3,782,705        4,029,875    0.5

             Chemicals             1,135,500  Nylex (Malaysia) BHD                        3,000,783        2,498,375    0.3

             Consumer Products &     500,000  Amway (Malaysia) Holdings BHD               3,013,896        3,270,085    0.4
             Services

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
PACIFIC
BASIN/ASIA                        Shares Held/                                                                        Percent of
(concluded)  Industries           Face Amount         Investments                           Cost             Value    Net Assets
Malaysia     Diversified           2,000,000  Magnum Corporation BHD                   $  3,904,411     $  3,794,913    0.4%
(concluded)  Holdings                373,000  OYL Industries BHD                          3,849,130        3,689,342    0.4
                                     631,000  United Engineers (Malaysia) Ltd.            5,863,221        5,502,463    0.6
                                                                                       ------------     ------------  ------
                                                                                         13,616,762       12,986,718    1.4

             Engineering &         1,083,000  Malaysian Resources Corp. BHD               3,760,699        3,891,280    0.5
             Construction

             Food                    473,000  Nestle (Malaysia) BHD                       3,702,794        3,742,753    0.4

             Multi-Industry          596,000  Ekran BHD                                   2,671,052        1,888,817    0.2
                                   1,700,000  Hicom Holdings BHD                          4,409,225        4,426,726    0.5
                                   3,556,000  Renong BHD                                  6,035,265        6,029,552    0.7
                                   1,125,000  Sime Darby BHD                              3,759,870        4,110,315    0.5
                                     910,800  Sungei Way Holdings BHD                     2,399,722        2,500,379    0.3
                                                                                       ------------     ------------  ------
                                                                                         19,275,134       18,955,789    2.2

             Natural Gas             910,000  Petronas Gas BHD                            3,791,186        3,361,526    0.4

             Oil & Related           646,000  Petronas Dagangan BHD                       1,888,810        1,695,196    0.2

             Tobacco                 305,000  Rothmans of Pall Mall (Malaysia) BHD        3,201,767        2,708,922    0.3

                                              Total Investments in Malaysia              84,637,173       84,134,173    9.7


Pakistan     Chemicals--             220,500  Fauji Fertilizer Co. Ltd.                     513,824          431,869    0.0
             Fertilizers

             Electronical          1,446,227  Karachi Electric Supply Corp. Ltd.          1,121,386          586,358    0.1
             Components

             Telecommunications       14,050  Pakistan Telecommunications Corp.           1,489,569        1,007,831    0.1

                                              Total Investments in Pakistan               3,124,779        2,026,058    0.2


South        Automotive               67,538  Dong Ah Tire Industries                     3,636,388        4,469,779    0.5
Korea

             Banking               1,196,720  Cho Hung Bank Co. Ltd.                     10,325,431        6,226,160    0.7
                                     125,400  Kookmin Bank (GDR)(b)                       2,163,150        2,254,065    0.3
                                                                                       ------------     ------------  ------
                                                                                         12,488,581        8,480,225    1.0

             Telecommunications      647,256  Korea Mobile Telecommunications
                                                Corp. (ADR)(a)                            9,932,771        6,634,376    0.8

             Utilities--Electric      24,000  Korea Electric Power Corporation              802,191          698,768    0.1

                                              Total Investments in South Korea           26,859,931       20,283,148    2.4


Taiwan       Banking               3,409,000  Bank Sinopac                                3,926,912        3,468,459    0.4

             Insurance               500,000  Fubon Insurance Co.                         1,351,337        1,398,983    0.2

             Transportation        5,745,000  Yang Ming Marine Transport                  7,827,476        7,849,273    0.9
             Marine

                                              Total Investments in Taiwan                13,105,725       12,716,715    1.5


Thailand     Building Products        50,000  Siam Cement Public Company Limited
                                                'Foreign'                                 1,482,104        1,302,505    0.2
                                      18,500  Siam City Cement Public Company
                                                Limited                                      99,272          109,788    0.0
                                     770,100  Siam City Cement Public Company
                                                Limited 'Foreign'                         4,145,749        4,570,150    0.5
                                                                                       ------------     ------------  ------
                                                                                          5,727,125        5,982,443    0.7

             Financial Services      224,700  Finance One Public Company Ltd.
                                                'Foreign'                                 1,670,544          205,650    0.0

             Real Estate      Chf 11,300,000  Bangkok Land Public Co., Ltd.,
                                                3.125% due 3/31/2001 (Convertible)        3,974,841        3,538,622    0.4
                              US$  1,565,000  Bangkok Land Public Co., Ltd.,
                                                4.50% due 10/13/2003 (Convertible)        1,155,250          946,825    0.1
                              US$  3,731,000  Hemaraj Land and Development Public
                                                Co., Ltd., 3.50% due 9/09/2003            3,662,886        3,880,240    0.5
                              US$  3,013,000  Tanayon Public Co. Ltd., 3.50% due
                                                3/01/2004 (Convertible)                   2,728,316        2,538,452    0.3
                                                                                       ------------     ------------  ------
                                                                                         11,521,293       10,904,139    1.3

             Telecommunications    1,498,000  TelecomAsia Corporation Public
                                                Company Ltd. 'Foreign'                    3,247,616        2,554,393    0.3

                                              Total Investments in Thailand              22,166,578       19,646,625    2.3


                                              Total Investments in the Pacific
                                              Basin/Asia                                299,689,399      294,332,893   34.1

SHORT-TERM                           Face
SECURITIES                          Amount


             Commercial       US$ 47,306,000  General Motors Acceptance Corp.,
             Paper*                             6.75% due 4/01/1997                      47,306,000       47,306,000    5.5
                                  20,000,000  National Fleet Funding Corp.,
                                                5.35% due 4/07/1997                      19,982,167       19,982,167    2.3
                                  13,554,000  Three Rivers Funding Corp.,
                                                5.52% due 4/18/1997                      13,518,669       13,518,669    1.6

                                              Total Investments in Short-Term
                                                Securities                               80,806,836       80,806,836    9.4


             Total Investments                                                         $775,084,528      862,108,469   99.9
                                                                                       ============
             Unrealized Depreciation on Forward Foreign Exchange Contracts**                                 (63,372)   0.0

             Other Assets Less Liabilities                                                                 1,262,381    0.1
                                                                                                        ------------  ------
             Net Assets                                                                                 $863,307,478  100.0%
                                                                                                        ============  ======


             Net Asset Value: Class A--Based on net assets of $382,959,794 and
                                       24,307,243 shares outstanding                                    $      15.75
                                                                                                        ============
                              Class B--Based on net assets of $356,806,012 and
                                       22,835,828 shares outstanding                                    $      15.62
                                                                                                        ============
                              Class C--Based on net assets of $61,533,455 and
                                       3,949,378 shares outstanding                                     $      15.58
                                                                                                        ============
                              Class D--Based on net assets of $62,008,217 and
                                       3,940,662 shares outstanding                                     $      15.74
                                                                                                        ============


          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
            *Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Forward foreign exchange contracts as of March 31, 1997 were as follows:
                                                    Expiration      Unrealized
             Foreign Currency Sold                     Date        Depreciation
             ThB    210,496,500                     April 1997      $(63,372)

             Total Unrealized Depreciation--Net on
             Forward Foreign Exchange Contracts
             (US$ Commitment--$8,043,428)                           $(63,372)
                                                                    ========

EQUITY PORTFOLIO CHANGES



For the Quarter Ended March 31, 1997


Additions


 AMMB Holdings BHD
 Akbank T.A.S. (Ordinary)
 Banco Espirito Santo e Comercial de
   Lisboa S.A.
 Bank Sinopac
 Beijing Datang Power Generation
   Company Ltd.
*China Eastern Airlines Corp. Ltd. (ADR)
 Cifra, S.A. de C.V. 'A'
*Ergo Bank S.A.
 Gencor Ltd.
 Gencor Ltd. (ADR)
 Hang Lung Development Company
 Hicom Holdings BHD
 Hindustan Petroleum Corporation Ltd.
 Kookmin Bank (GDR)
 Korea Electric Power Corporation
 Magnum Corporation BHD
 Malayan Banking BHD
*Mostostal-Export S.A. (Rights)
 Nasionale Pers Beperk
 Nedcor Ltd.
 OTP Bank (GDR)
 P.T. Astra International 'Foreign'
 P.T. Indah Kiat Pulp & Paper Corp. 'Foreign'
 P.T. Lippo Life Insurance 'Foreign'
 Peregrine Investments Holdings Ltd.
 Pick'n Pay Stores Ltd.
 Portugal Telecom S.A.
 Portugal Telecom S.A. (ADR)
 Rembrandt Group Ltd.
 Rembrandt Group Ltd. (ADR)
 Rostelecom-RDC (Registered Shares)
 Rothmans of Pall Mall (Malaysia) BHD
 Siam Cement Public Company Limited
   'Foreign'

 Siam City Cement Public Company Limited
 Siam City Cement Public Company Limited
   'Foreign'
*Sistem Televisyen Malaysia BHD
*Sonae Investimentos--Sociedade Gestora
   de Participacoes Sociais S.A. (Rights)
 Super-Sol Ltd.
 Telecom Argentina Stet--France
   Telecom S.A. (ADR)
*Telecom Asia Corporation
   Public Bank Co. Ltd. (GDR)
 Torah Portland Cement Company
 United Engineers (Malaysia) Ltd.
 Videsh Sanchar Nigam Ltd. (GDR)
 Yacimientos Petroliferos
   Fiscales S.A. (ADR)
 Yang Ming Marine Transport



Deletions


 Advanced Info Services Public Company
   Ltd. 'Foreign'
 Banco Frances del Rio de la Plata S.A. (ADR)
 Bank Rozwoju Eksportu S.A.
 Bata Chile S.A.
 Blue Square Chain Stores Properties &
   Investments Ltd. (ADR)
 Carso Global Telecom, S.A. de C.V. (ADR)
*China Eastern Airlines Corp. Ltd. (ADR)
 Cochin Refinery Ltd.
 Companhia Energetica de Minas
   Gerais S.A. (CEMIG)(ADR)
 Editorial Lord Cochrane S.A.
 Elektrim Towarzystow Handlowe S.A.
 Erciyas Biracilik Ve Malt Sanayii A.S.
   (Class A)(GDR)
*Ergo Bank S.A.
 Grasim Industries Ltd.
 JCG Holdings, Ltd.
 Krung Thai Bank Public Co. Ltd.
 Mostostal-Export S.A.
*Mostostal-Export S.A. (Rights)
 P.T. Indofood Sukses Makmur
 P.T. Kabelmetal Indonesia (Rights)
 Panamerican Beverages, Inc. (Class A)
 Phatra Thanakit Public Co. Ltd.

 Shinhan Bank
 Siam Commercial Bank Public Co.
   Ltd. 'Foreign'
 Siam Makro Public Co. Ltd.
 Sime Darby (Hong Kong) Ltd.
*Sistem Televisyen Malaysia BHD
 Sistem Televisyen Malaysia BHD (Class A)
*Sonae Investimentos--Sociedade Gestora
   de Participacoes Sociais S.A. (Rights)
 Sun International, Ltd.
 Technology Resources Industries BHD
 Telecel-Comunicacoes Pessoais, S.A.
*Telecom Asia Corporation
   Public Bank Co. Ltd. (GDR)
 Templeton Russia Fund, Inc.
 Thai Farmers Bank, Ltd. 'Foreign'
 Thai Farmers Bank, Ltd. 'Foreign'
   (Warrants)
 Vimpel-Communications (ADR)
 Wafa Bank
 Western Areas Gold Mining Company Ltd.
 Western Areas Gold Mining Company
   Ltd. (ADR)

[FN]
*Added and deleted in the same quarter.




PORTFOLIO INFORMATION



Ten Largest Equity Holdings                        Percent of
As of March 31, 1997                               Net Assets

Telecomunicacoes Brasileiras S.A.--Telebras*          3.2%
China Overseas Land & Investment Co.                  2.3
Portugal Telecom S.A.*                                2.1
Kimberly-Clark de Mexico, S.A. de C.V. (Series A)     1.9
Petroleo Brasileiro S.A. (Preferred)                  1.9
Cifra, S.A. de C.V.*                                  1.8
Grupo Carso, S.A. de C.V.*                            1.8
Cimpor-Cimentos de Portugal S.A.                      1.7
Compagnie Generale des Eaux S.A.                      1.7
Companhia Cervejaria Brahma S.A. PN (Preferred)       1.7

[FN]
* Includes combined holdings.

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OFFICERS AND DIRECTORS



Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02119

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863